Estimated Capital Allowances (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Calculated tax losses	$ 551.7		$ 661.5
Orogen Investments SA (Luxembourg)
Operating Loss Carryforwards [Line Items]
Calculated tax losses	140.4	[1]	126.3	[1]
Gold Fields Arctic Platinum Oy
Operating Loss Carryforwards [Line Items]
Calculated tax losses	94.8	[2]	95.9	[2]
Abosso Goldfields Limited
Operating Loss Carryforwards [Line Items]
Calculated tax losses	7.2	[3]		[3]
Gold Fields Operations
Operating Loss Carryforwards [Line Items]
Calculated tax losses	301.1	[4]	404.9	[4]
Gold Fields Group Services (Pty) Limited [Member]
Operating Loss Carryforwards [Line Items]
Calculated tax losses	8.2	[4]	15.2	[4]
Agrihold (Pty) Limited
Operating Loss Carryforwards [Line Items]
Calculated tax losses		[4],[5]	2.1	[4],[5]
Living Gold (Pty) Limited
Operating Loss Carryforwards [Line Items]
Calculated tax losses		[4],[5]	$ 17.1	[4],[5]

[1]	The tax losses can only be used to offset future interest income generated by Orogen and can be carried forward indefinitely.
[2]	Tax losses may be carried forward for ten years. These losses expire on a first-in first-out basis.
[3]	Tax losses may be carried forward for five years. These losses expire on a first-in-first-out basis.
[4]	These future deductions may be utilized against income generated by the individual tax entity concerned and do not expire unless the tax entity ceases to commercially operate for a period longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilized by the tax entities in which the deductions have been generated.
[5]	Tax losses are not available at December 31, 2013 as they were distributed as part of the Sibanye Gold spin-off.